N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Sep. 29, 2026
Amendment Flag	false
C000055032 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Ultra® Fund - Investor Class	0.87%	12.62%	11.71%	17.13%
	Adviser: American Century Investment Management, Inc.
	Subadviser: N/A
US Fund Target Date-2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Closed to new investors)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Large Growth	American Century Ultra® Fund - Investor Class	0.87%	12.62%	11.71%	17.13%
	Adviser: American Century Investment Management, Inc.
	Subadviser: N/A
US Fund Target Date-2055	JPMorgan SmartRetirement® 2055 Fund - Class A* (Closed to new investors)	0.83%	17.64%	8.97%	9.91%
	Adviser: J.P. Morgan Investment Management, Inc.
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]	* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and/or fee waivers. See the prospectus for the Underlying Fund for further information.
C000055032 [Member] | C000017060 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Large Growth
Portfolio Company Name [Text Block]	American Century Ultra® Fund - Investor Class
Portfolio Company Adviser [Text Block]	Adviser: American Century Investment Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	17.13%
C000055032 [Member] | C000109814 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Target Date-2055
Portfolio Company Name [Text Block]	JPMorgan SmartRetirement® 2055 Fund - Class A* (Closed to new investors)
Portfolio Company Adviser [Text Block]	Adviser: J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.91%